Other Gains/(Losses) - Net (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Gains Net [Line Items]
Write off of fixed assets	¥ 7,676
Write off of inventory	819
Compensation to casualties	¥ 1,010	¥ 0	¥ 0